Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of Current Liabilities and Non-Current Liabilities

	As at December 31
	2021	2020
	$ Thousands
Current liabilities
Current maturities of long-term liabilities:
Loans from banks and others	21,861	39,702
Non-convertible debentures	7,125	6,769
Others	9,325	-
	38,311	46,471

Non-current liabilities
Loans from banks and others	596,489	575,688
Non-convertible debentures	575,314	296,146
	1,171,803	871,834

Total	1,210,114	918,305

Schedule of Composition of I.C. Power Loans from Banks and Others
	Weighted-average interest rate December 31	As at December 31,
	2021	2021	2020
	%	$ Thousands

Debentures
In shekels	2.50% - 2.75%	582,439	302,915

Loans from banks and others
In shekels	4.70%	627,675	615,390

		1,210,114	918,305

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Lease liabilities	Financial instruments designated for hedging	Other liabilities	Total
	$ Thousands

Balance as at January 1, 2021	615,403	439	304,701	18,605	11,014	-	950,162
Acquisitions as part of business combinations
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	-	-	-	-	(13,933)	-	(13,933)
Proceeds from issuance of debentures less issuance expenses	-	-	262,750	-	-	-	262,750
Receipt of long-term loans from banks	211,738	131,388	-	-	-	-	343,126
Repayment of loans, debentures and lease liabilities	(601,474)	-	(5,876)	(1,991)	-	(28,495)	(637,836)
Interest paid	(25,095)	-	(6,093)	(335)	-	-	(31,523)
Costs paid in advance in respect of taking out loans	(4,991)	-	-	-	-	-	(4,991)
Net cash (used in)/provided by financing activities	(419,822)	131,388	250,781	(2,326)	(13,933)	(28,495)	(82,407)

Changes due to gain of control in subsidiaries	172,163	-	-	10,542	12,176	28,729	223,610
Effect of changes in foreign exchange rates	(10,820)	2,497	17,993	1,627	(487)	(176)	32,274
Changes in fair value	-	-	-	-	(13,726)	15,119	1,393
Interest in the period	38,803	4,275	13,125	507	-	246	56,956
Other changes and additions during the year	71,088	1,239	-	5,085	(3,349)	13,394	87,457
Balance as at December 31, 2021	488,455	139,838	586,600	34,040	(8,305)	28,817	1,269,445
	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Lease liabilities	Financial instruments designated for hedging	Total
	$ Thousands
Balance as at January 1, 2020	540,281	439	81,847	5,385	4,225	632,177
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments	-	-	-	-	(6,105)	(6,105)
Proceeds from issuance of debentures less issuance expenses	-	-	280,874	-	-	280,874
Receipt of long-term loans from banks	73,236	-	-	-	-	73,236
Repayment of loans and debentures	(39,067)	-	(84,487)	-	-	(123,554)
Interest paid	(21,210)	-	(3,630)	(149)	-	(24,989)
Payment of principal of lease liabilities	-	-	-	(551)	-	(551)
Costs paid in advance in respect of taking out loans	(8,556)	-	-	-	-	(8,556)
Net cash provided by/(used in) financing activities	4,403	-	192,757	(700)	(6,105)	190,355

Effect of changes in foreign exchange rates	42,607	-	23,795	1,581	749	68,732
Changes in fair value	-	-	-	-	12,145	12,145
Interest in the period	21,301	-	5,473	292	-	27,066
Other changes and additions during the year	6,811	-	829	12,047	-	19,687
Balance as at December 31, 2020	615,403	439	304,701	18,605	11,014	950,162